Columbia Balanced Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Balanced Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,805,954	1,815,006
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	3,125,778	3,134,745
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	271,804	272,019
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	2,180,222	2,202,600
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	485,992	488,558
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	7,011,306	7,051,223
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	23,194,153
Series 2023-X1 Class A
11/15/2028	7.110%	1,017,197	1,019,975
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	25,866,514
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,236,215
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,421,742
Series 2024-X1 Class A
05/15/2029	6.270%	9,110,552	9,141,126
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,031,551
Affirm Asset Securitization Trust(a),(b)
Series 2024-X2 Class A
12/17/2029	5.220%	9,025,000	9,027,911
ALM Ltd.(a),(c)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	6.656%	8,450,000	8,469,046
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,830,523
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,179,817
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XI(a),(c)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	6.559%	12,575,000	12,602,439
Apidos CLO XXVIII(a),(c)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.029%	5,925,000	5,928,839
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	2,144,896	1,957,902
ARES XLVII CLO Ltd.(a),(c)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.368%	3,450,000	3,454,454
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	68,633	68,531
Bain Capital Credit CLO(a),(c)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.847%	8,500,000	8,502,219
Bain Capital Credit CLO Ltd.(a),(c)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	6.543%	15,750,000	15,776,964
Ballyrock CLO Ltd.(a),(c)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	5.879%	1,124,515	1,126,485
Barings CLO Ltd.(a),(c)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.194%	22,000,000	22,024,926
Basswood Park CLO Ltd.(a),(c)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.879%	6,725,000	6,730,689
Bayview Opportunity Master Fund VII LLC(a),(c)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.034%	740,959	740,956

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.234%	629,815	629,812
Carbone CLO Ltd.(a),(c)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.019%	6,368,653	6,384,313
Carlyle CLO Ltd.(a),(c)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.651%	1,925,000	1,932,675
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,628,176
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	3,611,722	3,530,793
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	23,685,917	23,833,854
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	17,060,683	16,733,480
Dryden CLO Ltd.(a),(c)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.938%	5,542,097	5,542,707
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	3,145,745	3,128,027
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	3,673,846	3,685,281
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	425,000	427,491
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	2,791,821	2,759,070
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	27,330,000	26,584,418
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,794,518
Goldentree Loan Management US CLO Ltd.(a),(c)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.967%	9,175,000	9,221,802
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.117%	17,000,000	17,096,696
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	10,835,971	10,836,442
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,601,000	1,597,080
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	494,542	489,689
Series 2019-AA Class A
07/25/2033	2.340%	1,283,376	1,248,118
Madison Park Funding XLVIII Ltd.(a),(c)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.029%	2,914,695	2,919,749
Madison Park Funding XXXIII Ltd.(a),(c)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.456%	16,325,000	16,337,978
Magnetite XII Ltd.(a),(c)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.806%	7,880,747	7,893,357
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	3,271,945	3,284,191
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,581,090
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	8,328,600	8,424,348
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	7,037,503	7,096,200
OHA Credit Funding Ltd.(a),(c)
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.084%	4,025,000	4,033,267
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XVII Ltd.(a),(c)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.922%	16,150,000	16,152,649
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,680,756
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	969,913	969,684
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	1,298,958	1,301,757
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	4,062,748	4,108,494
Series 2024-6 Class A
11/15/2031	6.093%	3,709,254	3,743,726
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	559,508	554,034
Series 2024-7 Class A
12/15/2031	6.117%	19,942,872	20,076,408
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	16,276,463	16,387,484
Pagaya AI Debt Trust(a)
Series 2023-1 Class A
07/15/2030	7.556%	1,297,877	1,300,886
Series 2023-5 Class A
04/15/2031	7.179%	469,371	469,663
Series 2023-8 Class A
06/16/2031	7.299%	915,807	929,904
Series 2024-1 Class A
07/15/2031	6.660%	1,882,619	1,905,314
Series 2024-2 Class A
08/15/2031	6.319%	1,743,567	1,762,667
Series 2024-3 Class A
10/15/2031	6.258%	12,794,377	12,874,609
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,495,404	2,487,895
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.485%	3,098,102	3,114,784
Palmer Square Loan Funding Ltd.(a),(c)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.668%	10,000,000	10,015,090
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,949,000	5,994,317
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,130,869
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	932,495	935,149
Series 2024-1A Class A
08/15/2029	6.120%	2,317,546	2,323,560
Race Point IX CLO Ltd.(a),(c)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	5.368%	12,200,000	12,209,797
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	2,408,880	2,418,152
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,113,685	2,060,206
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,440,580	2,462,224
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,251,767
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,019,736
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	25,000,000	25,340,843
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,158,116
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	982,314	990,651
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	3,660,998	3,667,068
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	6,735,000	6,736,714
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	952,590	948,341
Series 2021-ST2 Class A
04/20/2027	2.500%	144,075	142,180

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST9 Class A
11/20/2029	1.700%	12,252	12,223
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	3,925,000	3,922,682
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	991,986	982,923
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,349,413
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	3,503,747	3,492,077
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	5,937,000	5,840,971
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,161,644
Total Asset-Backed Securities — Non-Agency (Cost $650,136,835)			652,339,177

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,749,117
Ashford Hospitality Trust(a),(c)
Series 2018-KEYS Class B
1-month Term SOFR + 1.747% Floor 1.700% 05/15/2035	6.356%	16,800,000	16,724,627
BHMS Mortgage Trust(a),(c)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.157%	14,823,000	14,804,474
BX Mortgage Trust(a),(c)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.022%	14,175,000	13,980,074
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,021,070
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,892,285
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,682,609
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,130,700
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,039,124
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.466%	6,825,000	6,725,406
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,603,439
GS Mortgage Securities Corp. Trust(a),(c)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.824%	5,425,000	5,344,357
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	5,932,304
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,919,955	38,468,559
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,445,671
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.924%	6,950,000	6,365,630
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.474%	2,600,000	2,226,913
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,556,843	8,953,660
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,268,539
SPGN TFLM Mortgage Trust(a),(c)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.159%	21,925,000	21,654,533
STAR Trust(a),(c)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.754%	12,100,000	12,226,278
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,917,358
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,166,982
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	5,865,800	5,797,679
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $245,333,265)			235,121,388

Common Stocks 60.5%
Issuer	Shares	Value ($)
Communication Services 7.3%
Entertainment 1.8%
Take-Two Interactive Software, Inc.(e)	595,789	112,234,732
Walt Disney Co. (The)	546,127	64,153,539
Total		176,388,271
Interactive Media & Services 4.6%
Alphabet, Inc., Class A	721,411	121,882,389
Alphabet, Inc., Class C	685,457	116,863,564
Meta Platforms, Inc., Class A	290,704	166,957,121
Pinterest, Inc., Class A(e)	1,615,119	48,970,408
Total		454,673,482
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	387,098	95,589,980
Total Communication Services		726,651,733
Consumer Discretionary 6.0%
Automobiles 0.9%
Tesla, Inc.(e)	260,722	89,990,806
Broadline Retail 4.3%
Amazon.com, Inc.(e)	1,414,902	294,143,977
eBay, Inc.	1,981,262	125,394,072
Total		419,538,049
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.(e)	66,047	21,178,631
Tapestry, Inc.	952,586	59,327,056
Total		80,505,687
Total Consumer Discretionary		590,034,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 1.5%
Sysco Corp.	537,869	41,475,079
Target Corp.	187,598	24,821,091
Walmart, Inc.	893,920	82,687,600
Total		148,983,770
Food Products 0.5%
Mondelez International, Inc., Class A	850,820	55,260,759
Household Products 0.8%
Procter & Gamble Co. (The)	423,403	75,899,222
Personal Care Products 0.3%
Coty, Inc., Class A(e)	3,945,491	29,157,178
Total Consumer Staples		309,300,929
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Canadian Natural Resources Ltd.	1,322,825	44,737,941
Chevron Corp.	613,400	99,327,862
EOG Resources, Inc.	420,460	56,030,500
Total		200,096,303
Total Energy		200,096,303
Financials 9.1%
Banks 2.6%
Bank of America Corp.	1,479,385	70,285,581
JPMorgan Chase & Co.	478,740	119,550,953
Wells Fargo & Co.	916,418	69,803,559
Total		259,640,093
Capital Markets 2.2%
Blackrock, Inc.	101,670	103,988,076
Charles Schwab Corp. (The)	923,250	76,408,170
S&P Global, Inc.	78,891	41,221,336
Total		221,617,582
Consumer Finance 0.7%
American Express Co.	218,872	66,685,921

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.7%
Block, Inc., Class A(e)	835,654	73,997,162
MasterCard, Inc., Class A	166,362	88,660,964
Visa, Inc., Class A	329,531	103,828,628
Total		266,486,754
Insurance 0.9%
Aon PLC, Class A	214,976	84,171,703
Total Financials		898,602,053
Health Care 6.2%
Biotechnology 1.6%
AbbVie, Inc.	444,751	81,358,300
BioMarin Pharmaceutical, Inc.(e)	513,419	33,901,057
Vertex Pharmaceuticals, Inc.(e)	98,726	46,216,602
Total		161,475,959
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	510,794	60,667,003
Boston Scientific Corp.(e)	699,172	63,386,934
Total		124,053,937
Health Care Providers & Services 0.9%
Elevance Health, Inc.	211,870	86,222,615
Life Sciences Tools & Services 1.3%
Illumina, Inc.(e)	197,136	28,417,155
IQVIA Holdings, Inc.(e)	163,364	32,810,026
Thermo Fisher Scientific, Inc.	132,921	70,398,949
Total		131,626,130
Pharmaceuticals 1.2%
Eli Lilly & Co.	100,421	79,869,842
Pfizer, Inc.	1,371,094	35,936,374
Total		115,806,216
Total Health Care		619,184,857
Industrials 5.3%
Aerospace & Defense 1.9%
Boeing Co. (The)(e)	458,390	71,252,142
General Electric Co.	133,438	24,307,066
L3Harris Technologies, Inc.	110,772	27,277,605
RTX Corp.	547,940	66,755,530
Total		189,592,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	215,826	29,291,905
Electrical Equipment 0.1%
GE Vernova, Inc.(e)	36,489	12,191,705
Ground Transportation 1.4%
Uber Technologies, Inc.(e)	991,229	71,328,839
Union Pacific Corp.	266,027	65,086,166
Total		136,415,005
Industrial Conglomerates 1.1%
Honeywell International, Inc.	458,770	106,861,296
Machinery 0.2%
Parker-Hannifin Corp.	26,835	18,862,321
Passenger Airlines 0.3%
United Airlines Holdings, Inc.(e)	347,655	33,663,433
Total Industrials		526,878,008
Information Technology 18.9%
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity PLC	412,382	62,319,168
IT Services 0.6%
Accenture PLC, Class A	119,601	43,339,815
International Business Machines Corp.	72,010	16,375,794
Total		59,715,609
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc.(e)	180,550	24,766,946
Entegris, Inc.	406,927	42,983,699
Lam Research Corp.	889,060	65,683,753
Marvell Technology, Inc.	339,373	31,456,484
NVIDIA Corp.	3,075,648	425,208,336
ON Semiconductor Corp.(e)	818,749	58,229,429
QUALCOMM, Inc.	191,478	30,355,007
Total		678,683,654
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.1%
Adobe, Inc.(e)	127,334	65,695,431
Autodesk, Inc.(e)	229,604	67,021,407
Intuit, Inc.	98,742	63,365,704
Microsoft Corp.	1,075,848	455,578,594
Palo Alto Networks, Inc.(e)	123,231	47,791,446
Total		699,452,582
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	1,574,762	373,738,265
Total Information Technology		1,873,909,278
Materials 0.6%
Chemicals 0.1%
Sherwin-Williams Co. (The)	38,904	15,460,450
Containers & Packaging 0.3%
Avery Dennison Corp.	132,572	27,303,203
Metals & Mining 0.2%
Newmont Corp.	434,684	18,230,647
Total Materials		60,994,300
Real Estate 0.8%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(e)	112,448	9,146,520
Specialized REITs 0.7%
American Tower Corp.	327,797	68,509,573
Total Real Estate		77,656,093
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	416,257	52,356,805
Public Service Enterprise Group, Inc.	680,543	64,175,205
Total		116,532,010
Total Utilities		116,532,010
Total Common Stocks (Cost $3,000,958,515)		5,999,840,106

Corporate Bonds & Notes 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,370,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	11,191,197
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	57,913
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,331,692
07/31/2033	5.400%	2,500,000	2,557,149
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	2,981,776
Northrop Grumman Corp.
02/01/2029	4.600%	9,900,000	9,905,965
Raytheon Technologies Corp.
03/15/2027	3.500%	11,408,000	11,133,592
03/15/2032	2.375%	9,518,000	8,053,801
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	172,293
11/15/2030	9.750%	66,000	73,388
TransDigm, Inc.
11/15/2027	5.500%	168,000	166,483
TransDigm, Inc.(a)
08/15/2028	6.750%	250,000	255,174
03/01/2029	6.375%	373,000	378,805
12/15/2030	6.875%	254,000	261,683
03/01/2032	6.625%	395,000	404,187
01/15/2033	6.000%	118,000	117,983
Total			72,413,902
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	178,196
American Airlines, Inc.(a)
05/15/2029	8.500%	214,000	225,999
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	244,588	244,316
04/20/2029	5.750%	265,298	264,675
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	241,596
04/15/2029	4.625%	108,000	103,852
Total			1,258,634
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	134,000	124,748
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	90,000	84,321
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	278,000	281,432
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	251,991

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	93,043
05/15/2027	8.500%	93,000	93,281
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	299,000	287,403
Total			1,216,219
Banking 1.8%
Bank of America Corp.(g)
02/04/2033	2.972%	48,150,000	42,166,941
Citigroup, Inc.(g)
01/25/2033	3.057%	14,250,000	12,507,395
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	18,015,000	15,646,814
HSBC Holdings PLC(g)
11/19/2030	5.286%	6,500,000	6,546,339
05/24/2032	2.804%	9,500,000	8,219,698
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	35,840,000	36,090,794
10/22/2030	4.603%	5,370,000	5,323,585
Morgan Stanley(g)
10/18/2030	4.654%	15,582,000	15,451,957
Subordinated
09/16/2036	2.484%	10,500,000	8,679,486
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	3,000,000	3,106,598
Royal Bank of Canada(g)
10/18/2030	4.650%	7,000,000	6,965,689
US Bancorp(g)
06/12/2034	5.836%	3,325,000	3,471,987
Wells Fargo & Co.(g)
04/24/2034	5.389%	12,500,000	12,663,875
Total			176,841,158
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	172,000	170,592
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	240,000	249,134
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	273,000	302,220
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	384,000	384,256
Focus Financial Partners LLC(a)
09/15/2031	6.750%	187,000	188,590
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	267,000	267,059
01/31/2030	9.125%	278,000	294,510
Total			1,856,361
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	243,000	224,959
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	136,000	134,563
05/15/2029	4.125%	110,000	105,752
08/01/2030	6.500%	115,000	117,953
Interface, Inc.(a)
12/01/2028	5.500%	145,000	142,258
James Hardie International Finance DAC(a)
01/15/2028	5.000%	275,000	268,418
Masterbrand, Inc.(a)
07/15/2032	7.000%	46,000	47,314
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	132,000	134,886
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	59,976
01/15/2028	4.750%	160,000	155,270
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	33,000	33,251
01/15/2031	7.250%	222,000	236,926
White Cap Buyer LLC(a)
10/15/2028	6.875%	434,000	436,678
Total			2,098,204
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	351,411
02/01/2028	5.000%	151,000	147,342
03/01/2030	4.750%	596,000	554,737
08/15/2030	4.500%	682,000	622,761
02/01/2032	4.750%	195,000	175,457
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	316,000	279,091
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,503,825
CSC Holdings LLC(a)
02/01/2028	5.375%	103,000	89,314
02/01/2029	6.500%	240,000	205,931
01/15/2030	5.750%	195,000	117,477
12/01/2030	4.125%	90,000	67,758
02/15/2031	3.375%	233,000	169,118
DISH DBS Corp.
07/01/2026	7.750%	145,000	124,193
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2026	5.250%	195,000	179,456
12/01/2028	5.750%	177,000	154,835
DISH Network Corp.(a)
11/15/2027	11.750%	317,000	336,822
EchoStar Corp.
11/30/2029	10.750%	423,424	457,989
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	196,585
07/01/2029	5.500%	174,000	170,146
09/01/2031	3.875%	127,000	109,988
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,396,600
Virgin Media Finance PLC(a)
07/15/2030	5.000%	247,000	210,747
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	206,000	195,938
08/15/2030	4.500%	192,000	168,786
VZ Secured Financing BV(a)
01/15/2032	5.000%	329,000	294,090
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	218,128
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	116,000	115,653
Ziggo BV(a)
01/15/2030	4.875%	219,000	202,743
Total			21,816,921
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	155,000	156,833
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	75,000	68,876
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	210,959
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	109,000	110,585
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	303,766
HB Fuller Co.
10/15/2028	4.250%	181,000	171,257
Herens Holdco Sarl(a)
05/15/2028	4.750%	163,000	142,202
INEOS Finance PLC(a)
04/15/2029	7.500%	287,000	297,071
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	160,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	248,000	263,575
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	113,000	113,769
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	135,000	135,278
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	254,536
11/15/2028	9.750%	281,000	299,059
10/01/2029	6.250%	164,000	157,208
06/15/2031	7.250%	307,000	314,399
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	106,182
08/15/2029	5.625%	405,000	378,746
03/01/2031	7.375%	81,000	84,044
Total			3,728,683
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,580,541
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	98,310
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	162,056
06/15/2029	6.625%	141,000	144,487
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,973,225
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	55,525
03/15/2031	7.750%	240,000	253,871
Total			12,268,015
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	264,132
12/01/2028	6.125%	352,000	318,802
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	50,605
06/01/2028	4.625%	139,000	133,421
02/15/2029	5.625%	191,000	189,086
Uber Technologies, Inc.(a)
01/15/2028	6.250%	247,000	249,607
Total			1,205,653
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	49,166
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	305,000	308,124

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	79,000	80,414
05/15/2030	6.375%	67,000	68,256
05/15/2032	6.625%	66,000	67,158
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	162,746
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	57,940
02/01/2032	4.375%	194,000	173,537
Total			967,341
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	142,063
01/01/2031	9.500%	47,000	50,800
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	392,000	397,152
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	121,949
Esab Corp.(a)
04/15/2029	6.250%	102,000	103,961
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	54,571
Madison IAQ LLC(a)
06/30/2028	4.125%	80,000	76,531
06/30/2029	5.875%	283,000	270,283
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	353,786
07/15/2032	6.500%	197,000	200,073
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	35,000	36,512
Vertical Holdco GmbH(a)
07/15/2028	7.625%	250,000	251,067
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	301,000	296,377
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	287,000	293,877
03/15/2029	6.375%	66,000	67,679
03/15/2032	6.625%	292,000	301,009
Total			3,017,690
Electric 0.5%
Alpha Generation LLC(a)
10/15/2032	6.750%	114,000	115,418
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	181,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	413,000	400,431
02/15/2031	3.750%	352,000	311,961
01/15/2032	3.750%	102,000	88,591
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,190,443
Duke Energy Corp.
08/15/2052	5.000%	9,150,000	8,400,910
Edison International
11/15/2028	5.250%	6,300,000	6,370,971
Indiana Michigan Power Co.
03/15/2037	6.050%	3,375,000	3,584,672
Lightning Power LLC(a)
08/15/2032	7.250%	79,000	82,371
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	219,681
01/15/2029	7.250%	388,000	396,283
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	122,756
06/15/2029	5.250%	136,000	133,545
07/15/2029	5.750%	18,000	17,823
02/15/2031	3.625%	174,000	155,089
02/15/2032	3.875%	44,000	39,207
02/01/2033	6.000%	101,000	100,601
11/01/2034	6.250%	77,000	77,011
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,156,411
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	11,598,865
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	157,000	152,318
01/15/2030	4.750%	362,000	339,340
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	85,962
07/31/2027	5.000%	249,000	246,718
10/15/2031	7.750%	369,000	392,177
04/15/2032	6.875%	205,000	212,819
Total			46,173,569
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	223,000	231,299
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	296,000	295,689
Total			526,988
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	160,000	164,055
03/15/2030	5.875%	205,000	203,426
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	82,000	82,426
03/15/2029	5.500%	44,000	42,155
03/15/2031	11.500%	226,000	257,159
08/01/2033	5.625%	153,000	136,560
OneMain Finance Corp.
01/15/2027	3.500%	118,000	113,354
05/15/2029	6.625%	341,000	348,037
03/15/2030	7.875%	199,000	209,859
05/15/2031	7.500%	173,000	180,075
11/15/2031	7.125%	71,000	73,130
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	230,000	238,972
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	192,000	171,874
10/15/2033	4.000%	587,000	509,533
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,715
04/15/2029	5.500%	160,000	154,726
Total			2,925,056
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,497,388
05/15/2038	5.150%	21,031,000	19,822,818
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	4,173,000	4,184,042
Campbell Soup Co.
03/23/2035	4.750%	14,360,000	13,877,546
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	134,000	141,785
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,962
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,759,823
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	251,000	250,004
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,738,878
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	8,840,091
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	132,090
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,714,338
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,466,748
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	196,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
01/15/2028	5.625%	35,000	35,328
04/15/2030	4.625%	322,000	302,066
09/15/2031	4.500%	115,000	104,906
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	236,000	222,328
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	290,786
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	224,000	223,175
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	204,631
02/15/2029	4.750%	220,000	212,556
06/01/2030	4.625%	175,000	167,042
Total			71,464,571
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	91,944
Boyd Gaming Corp.(a)
06/15/2031	4.750%	105,000	98,096
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	463,000	437,911
02/15/2030	7.000%	317,000	327,140
02/15/2032	6.500%	336,000	342,972
10/15/2032	6.000%	155,000	151,979
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	109,206
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	188,529
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	55,000	55,942
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	241,000	250,894
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	182,000	172,795
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	368,000	358,288
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	173,000	172,668
Total			2,758,364
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	226,407
04/15/2029	5.000%	236,000	221,876
Avantor Funding, Inc.(a)
07/15/2028	4.625%	122,000	117,865
11/01/2029	3.875%	332,000	308,344

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	210,591
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	225,641
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	153,566
03/15/2029	3.750%	122,000	113,156
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	268,000	259,757
04/15/2029	6.875%	182,000	145,927
05/15/2030	5.250%	343,000	292,925
01/15/2032	10.875%	118,000	122,774
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	132,000	135,993
CVS Health Corp.
03/25/2048	5.050%	8,510,000	7,535,843
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,893,184
HCA, Inc.
09/01/2030	3.500%	24,500,000	22,600,331
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	99,922
05/15/2030	6.500%	104,000	106,590
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	236,000	240,353
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	138,000	129,382
10/01/2029	5.250%	682,000	666,581
Select Medical Corp.(a)
08/15/2026	6.250%	374,000	377,897
Select Medical Corp.(a),(b)
12/01/2032	6.250%	163,000	163,261
Star Parent, Inc.(a)
10/01/2030	9.000%	480,000	495,639
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	220,000	226,404
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	332,409
11/01/2027	5.125%	237,000	234,871
10/01/2028	6.125%	205,000	205,578
01/15/2030	4.375%	81,000	75,885
06/15/2030	6.125%	104,000	104,478
05/15/2031	6.750%	225,000	230,597
Total			50,254,027
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	36,000,000	31,420,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
04/15/2034	5.000%	22,000,000	22,093,507
07/15/2064	5.750%	3,561,000	3,716,916
Total			57,230,811
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,803
01/15/2028	5.750%	160,000	161,016
08/01/2030	5.125%	100,000	97,682
Total			329,501
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	319,000	330,240
03/15/2032	7.375%	86,000	85,668
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	73,068
11/01/2030	8.625%	65,000	69,055
07/01/2031	8.750%	137,000	145,242
CNX Resources Corp.(a)
01/15/2029	6.000%	176,000	176,001
01/15/2031	7.375%	48,000	49,801
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	404,000	402,090
Comstock Resources, Inc.(a)
03/01/2029	6.750%	155,000	152,073
01/15/2030	5.875%	64,000	60,520
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	127,000	129,005
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	298,000	295,754
02/01/2029	5.750%	103,000	100,019
04/15/2030	6.000%	131,000	126,437
04/15/2032	6.250%	121,000	115,025
11/01/2033	8.375%	146,000	154,239
02/15/2035	7.250%	312,000	306,178
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	131,828
04/15/2032	6.500%	241,000	241,678
04/15/2033	6.250%	112,000	110,967
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,081,513
10/01/2054	6.050%	2,600,000	2,592,111
Permian Resources Operating LLC(a)
01/15/2032	7.000%	320,000	329,351
02/01/2033	6.250%	151,000	152,194
SM Energy Co.
09/15/2026	6.750%	167,000	167,328
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	105,000	105,729
08/01/2032	7.000%	106,000	106,538
Total			8,789,652
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,699,762
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	226,000	215,981
Carnival Corp.(a)
03/01/2027	5.750%	160,000	160,534
08/01/2028	4.000%	286,000	272,546
05/01/2029	6.000%	262,000	262,800
08/15/2029	7.000%	90,000	94,208
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	194,193
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	269,000	271,472
Cinemark USA, Inc.(a)
07/15/2028	5.250%	191,000	186,841
08/01/2032	7.000%	61,000	63,114
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	290,710
05/15/2027	6.500%	97,000	98,518
10/15/2027	4.750%	109,000	106,675
NCL Corp., Ltd.(a)
03/15/2026	5.875%	237,000	237,146
NCL Finance Ltd.(a)
03/15/2028	6.125%	110,000	111,583
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	172,407
04/01/2028	5.500%	70,000	70,009
09/30/2031	5.625%	172,000	172,236
03/15/2032	6.250%	84,000	85,874
02/01/2033	6.000%	81,000	82,082
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	198,573
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	323,000	333,625
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	209,000	214,232
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	147,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	194,074
07/15/2031	9.125%	208,000	225,810
Total			4,463,098
Life Insurance 0.1%
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,253,909
04/12/2029	5.250%	4,113,000	4,208,674
Total			10,462,583
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	91,000	91,161
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	327,718
Total			418,879
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	220,105
09/15/2028	9.000%	97,000	102,843
06/01/2029	7.500%	244,000	216,279
04/01/2030	7.875%	219,000	226,804
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	302,000	295,564
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	35,218
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	69,000	47,964
01/15/2028	4.750%	31,000	19,139
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	41,000	42,491
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	138,000	136,075
01/15/2029	4.250%	125,000	117,771
03/15/2030	4.625%	138,000	129,558
02/15/2031	7.375%	56,000	59,233
Roblox Corp.(a)
05/01/2030	3.875%	393,000	357,249
Univision Communications, Inc.(a)
08/15/2028	8.000%	91,000	92,944
05/01/2029	4.500%	97,000	87,122
06/30/2030	7.375%	131,000	126,318
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,515,000	1,217,663
03/15/2062	5.391%	22,240,000	17,736,196
Total			21,266,536

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	87,858
Allegheny Technologies, Inc.
10/01/2029	4.875%	89,000	85,573
10/01/2031	5.125%	133,000	126,318
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	74,510
Constellium SE(a)
06/15/2028	5.625%	300,000	296,168
04/15/2029	3.750%	373,000	341,754
08/15/2032	6.375%	155,000	154,312
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	364,764
04/01/2029	6.125%	274,000	275,685
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	179,289
06/01/2031	4.500%	111,000	100,093
Novelis Corp.(a)
11/15/2026	3.250%	177,000	170,463
01/30/2030	4.750%	223,000	210,231
08/15/2031	3.875%	170,000	149,466
Total			2,616,484
Midstream 0.4%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	306,000	311,614
CNX Midstream Partners LP(a)
04/15/2030	4.750%	238,000	222,280
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	401,000	417,975
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	189,058
06/15/2031	4.375%	174,000	162,162
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,520,975
EQM Midstream Partners LP(a)
07/01/2025	6.000%	247,000	247,716
06/01/2027	7.500%	91,000	93,501
07/01/2027	6.500%	202,000	207,066
04/01/2029	6.375%	138,000	140,834
01/15/2031	4.750%	357,000	342,985
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	10,000,000	9,706,625
NuStar Logistics LP
06/01/2026	6.000%	220,000	221,489
04/28/2027	5.625%	151,000	151,392
10/01/2030	6.375%	150,000	154,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	10,025,000	10,877,268
Sunoco LP(a)
05/01/2032	7.250%	187,000	195,847
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	168,380
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	298,000	295,440
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	216,382
08/15/2031	4.125%	396,000	361,497
11/01/2033	3.875%	180,000	156,858
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	318,000	332,351
02/01/2029	9.500%	87,000	97,168
01/15/2030	7.000%	230,000	235,364
06/01/2031	8.375%	158,000	166,479
02/01/2032	9.875%	87,000	96,713
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,757,524
Total			38,047,752
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,642,515
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	219,000	219,780
09/01/2032	6.625%	107,000	108,492
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	206,000	213,125
Nabors Industries, Inc.(a)
01/31/2030	9.125%	256,000	266,429
08/15/2031	8.875%	217,000	209,849
Noble Finance II LLC(a)
04/15/2030	8.000%	119,000	121,839
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	202,415	207,909
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	203,127
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	71,680
05/15/2031	8.500%	118,000	119,718
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	166,000	167,169
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	158,000	161,871
Total			2,070,988
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	218,976
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	78,380
Total			297,356
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	233,000	242,148
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	303,617
06/15/2029	4.750%	510,000	488,980
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	167,731
05/15/2029	4.875%	141,000	135,332
02/01/2030	7.000%	88,000	90,017
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	66,416
04/01/2032	6.500%	202,000	205,264
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	134,418
Service Properties Trust(a)
11/15/2031	8.625%	120,000	126,809
XHR LP(a)
05/15/2030	6.625%	58,000	58,869
Total			2,019,601
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	287,000	285,558
09/01/2029	4.000%	491,000	426,369
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	140,720
04/15/2030	8.750%	133,000	133,384
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	212,000	211,372
08/15/2027	8.500%	54,000	54,088
Total			1,251,491
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	143,000	141,062
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	41,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,088,163
11/21/2029	3.200%	7,780,000	7,295,812
Amgen, Inc.
03/02/2053	5.650%	12,650,000	12,907,852
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	28,955
02/01/2027	6.125%	130,000	120,071
08/15/2027	5.750%	170,000	151,130
06/01/2028	4.875%	16,000	13,281
09/30/2028	11.000%	75,000	73,676
02/15/2029	6.250%	54,000	34,663
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,184,561
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	411,000	374,392
Organon Finance 1 LLC(a)
04/30/2028	4.125%	107,000	101,593
04/30/2031	5.125%	313,000	286,207
Total			82,702,296
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	170,000	161,954
10/15/2027	6.750%	319,000	317,921
04/15/2028	6.750%	279,000	281,761
11/01/2029	5.875%	197,000	189,971
01/15/2031	7.000%	322,000	327,118
10/01/2031	6.500%	101,000	101,031
10/01/2032	7.375%	191,000	192,525
AmWINS Group, Inc.(a)
02/15/2029	6.375%	216,000	218,143
AssuredPartners, Inc.(a)
01/15/2029	5.625%	348,000	330,374
02/15/2032	7.500%	187,000	190,284
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	273,000	263,355
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	261,829
01/31/2032	7.375%	99,000	101,319
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	536,886
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	288,000	294,838
Ryan Specialty LLC(a)
08/01/2032	5.875%	62,000	62,003
USI, Inc.(a)
01/15/2032	7.500%	164,000	167,288
Total			3,998,600

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	251,000	252,740
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,300,664
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	293,000	304,138
Total			5,857,542
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	181,000	172,529
09/15/2029	5.625%	144,000	143,963
10/15/2030	4.000%	225,000	204,137
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	196,000	183,229
Total			703,858
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	154,000	146,382
02/15/2032	5.000%	174,000	161,872
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	91,478
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	74,000	77,696
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	224,028
01/15/2030	6.375%	55,000	55,664
Hanesbrands, Inc.(a)
02/15/2031	9.000%	40,000	42,961
L Brands, Inc.
06/15/2029	7.500%	143,000	148,209
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	149,449
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	224,000	234,064
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	110,437
Lowe’s Companies, Inc.
04/01/2062	4.450%	13,000,000	10,653,105
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	251,320
02/15/2029	7.750%	304,000	299,319
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	254,000	223,430
Total			12,869,414
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	157,085
03/15/2029	3.500%	219,000	202,189
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	125,828
Kroger Co. (The)
09/15/2029	4.650%	8,900,000	8,920,583
Total			9,405,685
Technology 0.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	94,000	96,538
Block, Inc.(a)
05/15/2032	6.500%	320,000	328,702
Broadcom, Inc.(a)
11/15/2036	3.187%	14,000,000	11,504,181
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	115,340
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	174,000	178,531
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	109,000	109,610
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	150,362
07/01/2029	4.875%	366,000	342,431
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	600,000	605,648
06/30/2032	8.250%	374,000	390,285
CommScope Technologies LLC(a)
06/15/2025	6.000%	70,000	68,886
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	441,000	428,425
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	85,000	86,510
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	490,494
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	349,000	368,880
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	128,998
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	149,000	139,215
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	228,864
Intel Corp.
03/25/2050	4.750%	4,225,000	3,541,095
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	143,593
05/30/2029	9.500%	380,000	393,292
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	89,629
03/15/2028	5.250%	159,000	156,448
07/15/2028	5.000%	263,000	256,570
02/15/2029	7.000%	87,000	89,819
07/15/2030	5.250%	79,000	76,640
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	498,000	477,493
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	350,000	383,240
NCR Corp.(a)
10/01/2028	5.000%	414,000	400,290
04/15/2029	5.125%	80,000	76,829
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	449,000	416,416
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,803,030
Picard Midco, Inc.(a)
03/31/2029	6.500%	436,000	429,467
Seagate HDD
12/15/2029	8.250%	118,000	126,559
07/15/2031	8.500%	76,000	82,088
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	105,147
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	349,403
08/15/2032	6.750%	99,000	102,332
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	144,208
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	92,999
UKG, Inc.(a)
02/01/2031	6.875%	326,000	334,994
Zebra Technologies Corp.(a)
06/01/2032	6.500%	139,000	142,485
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	467,000	429,219
Total			33,405,185
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	117,000	121,645
02/15/2031	8.000%	259,000	269,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,869,895
Total			6,261,032
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	54,812
Altice France SA(a)
02/01/2027	8.125%	59,000	49,565
01/15/2028	5.500%	432,000	329,779
07/15/2029	5.125%	130,000	99,053
T-Mobile US, Inc.
01/15/2053	5.650%	8,500,000	8,667,555
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	213,000	187,738
Total			9,388,502
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	234,320
03/15/2031	8.625%	258,000	277,747
Iliad Holding SAS(a)
10/15/2028	7.000%	332,000	337,235
Iliad Holding SASU(a),(b)
04/15/2032	7.000%	127,000	128,325
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	122,000	127,286
Total			1,104,913
Total Corporate Bonds & Notes (Cost $793,820,476)			802,236,454

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
U.S. Mid Large Cap 1.6%
iShares Core MSCI EAFE ETF	2,163,578	159,347,520
Total Exchange-Traded Equity Funds (Cost $145,112,086)		159,347,520

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	75,719
02/15/2030	9.000%	498,000	539,118
12/01/2031	7.000%	98,000	100,106
Total			714,943
Total Foreign Government Obligations (Cost $667,222)			714,943

Residential Mortgage-Backed Securities - Agency 13.3%

Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	25,604,524	23,252,936
10/01/2031- 10/01/2039	6.000%	81,050	83,948
06/01/2032- 07/01/2032	7.000%	74,679	77,395
12/01/2036- 01/01/2039	5.500%	40,494	41,256
03/01/2038	6.500%	407	419
10/01/2038- 05/01/2041	5.000%	96,394	97,708
05/01/2039- 10/01/2040	4.500%	263,301	260,510
12/01/2051	2.500%	27,098,586	22,862,345
Federal Home Loan Mortgage Corp.(c)
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	7.267%	3,847	3,981
Federal Home Loan Mortgage Corp.(i)
01/01/2038	6.000%	123,983	129,481
05/01/2038	5.500%	62,925	64,030
11/01/2039- 06/01/2041	4.500%	677,767	671,128
05/01/2041	5.000%	174,632	177,011
01/01/2043- 06/01/2046	3.500%	473,667	440,079
Federal Home Loan Mortgage Corp.(c),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.030%	26,330,008	2,608,145
Federal Home Loan Mortgage Corp. REMICS(c),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.202%	21,054,087	2,619,773
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	0.986%	23,602,227	2,574,314
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.166%	47,239,569	4,179,644
Federal National Mortgage Association(i)
12/01/2025- 03/01/2046	3.500%	3,108,164	2,929,721
07/01/2027- 02/01/2031	3.000%	749,645	724,864
10/01/2043- 02/01/2044	4.500%	454,325	445,384
08/01/2044	4.000%	115,539	110,028
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	96,698	95,564
01/01/2029- 06/01/2044	4.000%	277,612	270,681
06/01/2031	7.000%	28,393	29,395
07/01/2032- 03/01/2037	6.500%	101,759	104,767
06/01/2037- 03/01/2054	5.500%	43,578,394	43,538,403
05/01/2040- 06/01/2044	4.500%	665,892	656,284
08/01/2043	3.000%	86,791	78,493
06/01/2051	2.500%	62,548,761	52,385,402
12/01/2053- 09/01/2054	6.000%	96,382,195	97,544,207
Federal National Mortgage Association(d)
Series 2006-M2 Class A2A
10/25/2032	5.271%	101,468	101,413
Federal National Mortgage Association REMICS(c),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.252%	19,591,652	2,454,462
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.152%	24,062,710	2,238,354
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.266%	34,002,925	3,252,033
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(j)
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	41,224,716	4,985,218
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.579%	18,038,747	2,361,095
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.579%	16,918,342	1,916,243
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.579%	33,531,277	4,392,866
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.579%	16,267,654	2,261,300
Uniform Mortgage-Backed Security TBA(b)
12/17/2039- 12/13/2053	3.000%	249,550,000	218,721,815
12/17/2039- 12/12/2054	3.500%	165,550,000	151,775,747
12/13/2053	2.000%	51,775,000	41,468,289
12/13/2053	4.000%	312,375,000	292,123,104
12/13/2053	4.500%	162,550,000	156,076,150
12/13/2053	5.000%	127,450,000	125,052,555
12/12/2054	2.500%	62,225,000	52,067,942
Total Residential Mortgage-Backed Securities - Agency (Cost $1,319,163,773)			1,320,305,882

Residential Mortgage-Backed Securities - Non-Agency 7.1%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	28,674,848	28,931,769
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	11,509,304	10,191,864
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	607,272	554,152
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,141,467
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,982,171	1,850,209
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	23,469,835	22,949,868
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	678,516	652,511
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	2,141,629	2,074,367
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	4,884,497	4,516,332
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,978,655	1,835,473
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	958,103	920,003
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	5,347,228	5,311,129
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,431,602
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,199,596	4,225,138
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	8,266,386	8,340,282
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	10,789,753	10,881,594
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	10,999,867	10,401,387
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	4,469,836	4,442,724
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	1,933,086	1,921,907
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,244,269	2,237,748
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,776,683	1,551,111
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,309,186
CMO Series 2022-1 Class A1
12/27/2066	2.284%	11,912,723	10,721,003
CMO Series 2022-4 Class A1
03/25/2067	4.301%	10,458,842	10,260,950

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	8,411,154	8,433,551
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.834%	7,200,000	7,476,701
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,538,575	2,891,324
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,104,718	973,024
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	777,655
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	8,220,381	8,192,407
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,656,766
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,909,831
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	4,797,020	4,761,796
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	3,066,174	3,087,681
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,837,843	7,487,300
CMO Series 2021-RPL4 Class A1
12/27/2060	4.088%	5,993,500	5,872,356
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,256,602	2,892,044
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	2,003,246	1,930,190
Eagle Re Ltd.(a),(c)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.288%	30,987	30,987
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	429,163	408,194
CMO Series 2020-1 Class A1
05/25/2065	2.006%	72,008	70,671
CMO Series 2022-2 Class A1
04/25/2067	4.299%	28,693,636	28,149,599
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifirst Mortgage Loan Trust(g)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	18,398	17,223
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.384%	1,648,294	1,658,681
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.634%	7,000,000	7,255,196
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.934%	10,230,558	10,400,102
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.884%	1,742,803	1,763,225
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.134%	16,150,000	16,545,223
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.684%	7,294,599	7,501,784
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.584%	11,798,800	11,785,157
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	3,318,837	3,178,637
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	13,999,931	13,071,270
CMO Series 2022-NQM3 Class A1
04/25/2067	4.348%	29,919,138	29,446,541
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,510,080	1,393,919
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,348,255
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,725,561	4,004,700
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	6,220,772	6,231,754
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	11,598,038	11,580,291
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,334,093
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,978,233	1,890,432
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,575,096
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	2,875,074	2,605,102
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	27,814,092	26,942,020
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,527,285	2,540,024
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	667,319	637,838
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	138,885	132,880
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	214,280	205,117
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	2,952,947	2,883,881
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,407,550
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	636,704	598,975
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,523,507	1,494,752
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	8,479,524	8,615,709
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	6,930,388	7,023,340
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,252,982	1,164,569
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	11,441,022	11,382,922
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	2,625,869	2,646,984
CMO Series 2021-10 Class A1
10/25/2026	2.487%	6,123,238	6,101,241
CMO Series 2021-9 Class A1
10/25/2026	2.363%	9,536,196	9,490,407
PRET LLC(a),(g)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	26,389,665	26,532,979
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	18,569,392	18,711,149
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	7,351,817	7,318,251
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,348,162
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,896,735
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,941,201
PRPM LLC(a),(g)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	2,922,343	2,674,708
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,011,454	4,858,472
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,617,083	1,626,374
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	3,613,600	3,644,468
Radnor Re Ltd.(a),(c)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.288%	3,838,527	3,893,236
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	2,875,172	2,882,651
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	324,479	316,450

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,841,897	1,803,622
CMO Series 2020-2 Class A3
04/25/2060	3.000%	2,027,028	2,010,908
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	529,967	499,336
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,642,336
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,658,750
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	444,418	435,885
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,680,921	1,657,488
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.702%	1,819,950	1,842,568
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.702%	2,141,393	2,204,611
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	6,427,771	6,336,486
Vericrest Opportunity Loan Transferee XCII LLC(a),(g)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	2,061,329	2,054,682
Vericrest Opportunity Loan Transferee XCIII LLC(a),(g)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	2,417,059	2,396,263
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,307,928	3,291,289
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	2,276,965	2,253,119
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,811,722	1,809,705
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	9,389,024	9,388,007
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	7,469,959	7,372,355
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,051,928
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	649,480	616,576
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	827,563	785,675
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	19,649,836	18,100,171
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,403,804	2,371,997
CMO Series 2023-6 Class A2
09/25/2068	6.939%	3,362,315	3,402,391
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,170,146	3,192,723
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	15,677,052	15,700,254
CMO Series 2024-1 Class A1
01/25/2069	5.712%	13,647,856	13,651,058
CMO Series 2024-2 Class A1
02/25/2069	6.095%	4,124,846	4,148,579
CMO Series 2024-3 Class A1
04/25/2069	6.338%	11,051,858	11,153,485
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	7,812,761	7,857,709
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	891,354	860,832
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	605,600	571,291
CMO Series 2020-1R Class A3
11/25/2055	1.873%	689,109	651,942
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $727,608,339)			703,929,600

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(c),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	209,088	210,459
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Truist Insurance Holdings LLC(c),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.354%	78,214	79,818
Technology 0.0%
Ascend Learning LLC(c),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.173%	317,958	319,249
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.423%	150,000	149,625
DCert Buyer, Inc.(c),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.573%	77,667	64,949
Ellucian Holdings, Inc.(c),(k),(l)
Term Loan
3-month Term SOFR + 5.000% 11/15/2032	9.522%	125,000	125,625
UKG, Inc.(c),(k)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	113,900	114,631
Total			774,079
Total Senior Loans (Cost $1,063,783)			1,064,356

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
05/15/2047	3.000%	47,300,000	36,997,469
Total U.S. Treasury Obligations (Cost $37,320,804)			36,997,469

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(m),(n)	1,019,480,379	1,019,276,483
Total Money Market Funds (Cost $1,019,082,570)		1,019,276,483
Total Investments in Securities (Cost: $7,940,267,668)		10,931,173,378
Other Assets & Liabilities, Net		(1,022,040,797)
Net Assets		9,909,132,581
At November 30, 2024, securities and/or cash totaling $22,426,674 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	5,195	03/2025	USD	577,619,063	2,798,708	—
U.S. Treasury 2-Year Note	1,119	03/2025	USD	230,636,392	473,172	—
U.S. Treasury 5-Year Note	2,834	03/2025	USD	304,942,830	1,241,069	—
Total					4,512,949	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(28)	03/2025	USD	(3,561,250)	—	(40,736)

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $1,669,694,571, which represents 16.85% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)
The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	1,205,846,182	556,024,695	(742,576,965)	(17,429)	1,019,276,483	24,842	14,538,523	1,019,480,379
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Balanced Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT120_08_R01_(01/25)